LOANS PAYABLE (Tables)	9 Months Ended
Dec. 31, 2014
Loans Payable [Abstract]
Schedule of Loans payable [Table Text Block]
As of December 31, 2014 and March 31, 2014, the Company has the following loans:

	December 31, 2014	March 31, 2014
	$	$
a) Lieberman Family Trust
The loan carried interest of 10% per annum and was payable within 90 days of demand or upon successful completion of a capital raise for $2,711,700 (CAD $3 million). Formerly secured by way of partial assignment of the Company’s entitlement to its SR&ED tax credit refund from the Government of Canada for the year ended March 31, 2014.	-	27,141

b) Gaston-Dreyfus Remi
The loan carried interest of 6% per annum and was payable on demand. The loan was secured by a general security agreement on all the assets of the Company.	-	454,729

c) Parvez Patel/Huda
The loan was unsecured, carried interest of 2% per annum and was repayable on demand or successful completion of capital raise for $5,694,570 (CAD $6.3 million).	-	100,766

d) Pope & Co.
The loan carried interest of 10% per annum and was payable within 90 days of demand or upon successful completion of a capital raise for $2,711,700 (CAD $3 million) by no later than June 30, 2014. Formerly secured by way of partial assignment of the Company’s entitlement to its SR&ED tax credit refund from the Government of Canada for the year ended March 31, 2014.	-	189,510

	-	772,146

(a)	During the nine month period ended December 31, 2014, the loan from Lieberman Family Trust and accrued interest thereon was settled in exchange for 33,333 common shares (Note 8(xii)).

(b&c)
During the nine month period ended December 31, 2014, the Company repaid the loan of $452,350 ($500,000 CAD) from Gaston-Dreyfus Remi plus accrued interest and the loan of $99,517 ($110,000 CAD) plus accrued interest from Parvez Patel/Huda (both unrelated parties).

(d)
During the nine month period ended December 31, 2014, the Company repaid loans for $180,940 ($200,000 CAD) plus accrued interest of $12,138 ($13,417 CAD) owing to investors introduced by Pope and Co. As part of this transaction the Company will issue to these lenders 349,522 warrants exercisable into common shares of BLC (Note 13(c)) at an exercise price of $0.23 per share for a period of up to two years.